Condensed Consolidated Statements of Operations and Comprehensive Loss (unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues:
License revenue—related party	$ 6,417	$ 1,476
Operating expenses:
Research and development	29,379	12,606
General and administrative	6,743	1,956
Total operating expenses	36,122	14,562
Loss from operations	(29,705)	(13,086)
Other income/(expense):
Interest income	1,145	3
(Loss)/gain on currency exchange, net	136	(26)
Other expense	(52)	0
Total other income	1,229	(23)
Net loss	$ (28,476)	$ (13,109)
Net loss per share attributable to common stockholders, basic	$ (32.57)	$ (15.01)
Net loss per share attributable to common stockholders, diluted	$ (32.57)	$ (15.01)
Weighted-average number of common shares outstanding, used in computing net loss per common share, basic	874,234	873,471
Weighted-average number of common shares outstanding, used in computing net loss per common share, diluted	874,234	873,471
Comprehensive loss:
Net loss	$ (28,476)	$ (13,109)
Other comprehensive income/(loss):
Change in unrealized losses related to available-for-sale debt securities	(161)	0
Total other comprehensive income/(loss)	(161)	0
Total comprehensive loss	$ (28,637)	$ (13,109)